Acquisition And Disposal of Business	12 Months Ended
Dec. 31, 2012
Acquisition And Disposal of Business
3.	ACQUISITION AND DISPOSAL OF BUSINESSES

(a)	Sibanye Gold Spin-off

On February 18, 2013, Gold Fields completed the separation of its wholly-owned subsidiary, Sibanye Gold (formerly known as GFI Mining South Africa, or GFIMSA), which includes the KDC and Beatrix mining operations. The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields’ register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act. The Board of Gold Fields passed the resolution necessary to implement the Spin-off on December 12, 2012. Sibanye Gold shares listed on the JSE, and on the NYSE on a “when issued” basis, on February 11, 2013. As of February 18, 2013, or the Spin-off Date, Gold Fields and Sibanye Gold were independent, publicly traded companies with separate public ownership, boards of directors and management.

(b)	Far South East Project

On September 20, 2010, Gold Fields entered into option agreements with Lepanto Consolidated Mining Company, or Lepanto, a company listed in the Philippines, and Liberty Express Assets, or Liberty, a private holding company, to acquire a 60% interest in the undeveloped gold-copper Far Southeast, or FSE, deposit in the Philippines. The agreements provide Gold Fields with an 18-month option on FSE, during which time Gold Fields will conduct a major drilling program as part of a feasibility study on FSE. As part of the agreement, Gold Fields was required to pay $10.0 million in option fees to Lepanto and $44.0 million as a non-refundable down-payment to Liberty upon signing of the option agreements, which payments were made during September 2010. During fiscal years ended December 31, 2011 and 2012, Gold Fields paid further non-refundable down-payments of $66.0 million and $110.0, respectively to Liberty. The final payment of $110.0 million is payable at the expiration of the option period. The total pre-agreed acquisition price for a 60% interest in FSE, inclusive of all of the above payments, is $340.0 million. Refer note 12(c) for disclosure on FSE.

(c)	The Mankayan Project

On October 4, 2011, Gold Fields entered into an option agreement with Bezant Resources PLC (Bezant), or Bezant, to acquire the entire issued share capital of Asean Copper Investments Limited, or Asean, which is incorporated in the British Virgin Islands, a wholly owned subsidiary of Bezant. Asean holds Bezant’s entire interest in the Guinaoang porphyry copper-gold deposit (the Mankayan project) located on Luzon Island in the Philippines.

Gold Fields paid an upfront non-refundable option fee of $7.0 million and was granted the option to acquire the entire issued share capital of Asean for $63.0 million. The option could have been exercised from the date upon which it is granted until expiry on January 31, 2013. Subsequent to year end, the option was extended to January 31, 2014 with a revised consideration of $60.5 million to be paid on future exercise of the option.

The Mankayan project is located approximately four (4) kilometres east of the FSE deposit.

(d)	Ghana Operations

On June 22, 2011, Gold Fields acquired the 18.9% minority stake of IAMGold Corporation, or IAMGold, in the Tarkwa and Damang gold mines in Ghana, for a cash consideration of U.S.$667.0 million, increasing Gold Fields’ interest in each of the Tarkwa and Damang gold mines from 71.1% to 90.0%, the remaining 10.0% interest being held by the government of Ghana.

(e)	Peru Operations

On March 22, 2011, Gold Fields Corona (BVI) Limited, a wholly owned subsidiary of Gold Fields, made a voluntary purchase offer to acquire the outstanding common voting shares and investment shares of Gold Fields La Cima S.A.A., or La Cima, that were not already owned. The offer closed on April 15, 2011. With the closing of the offer and with further purchases of shares after that date, Gold Fields’ effective economic shareholding in La Cima increased to 98.5% from 80.7% for a total cash consideration of U.S.$382.0 million. During fiscal 2012, Gold Fields purchased an additional 0.1% in La Cima for U.S.$0.8 million La Cima holds the Cerro Corona mine in Peru.